Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table presents the assets acquired and liabilities assumed of PSB as of October 31, 2018, at their fair value estimates (amounts in thousands, except per share data):

	As Recorded By Peoples Southern Bank	Fair Value Adjustments		As Recorded By the Company
Cash and cash equivalents	$22,227	$—		$22,227
Bank owned certificates of deposit	3,449	(34)	(a)	3,415
Investment securities	100,887	55	(b)	100,942
Loans, net of unearned income	55,934	(715)	(c)	55,219
Allowance for loan losses	(1,005)	1,005	(d)	—

Net loans	54,929	290		55,219
Premises and equipment, net	1,562	3,744	(e)	5,306
Deferred income taxes, net	215	(2,048)	(f)	(1,833)
Core deposit intangible	—	4,650	(g)	4,650
Other assets	1,211	—		1,211

Total assets	$184,480	$6,657		$191,137

Noninterest-bearing deposits	$112,524	$—		$112,524
Interest-bearing deposits	54,902	(30)	(h)	54,872

Total deposits	167,426	(30)		167,396
Other liabilities	1,317	167	(i)	1,484

Total liabilities	168,743	137		168,880

Net identifiable assets acquired over liabilities assumed	15,737	6,520		22,257
Goodwill	—	8,243		8,243

Net assets acquired over liabilities assumed	$15,737	$14,763		$30,500

(a)	Adjustment reflects the fair value adjustment of the certificates of deposit in banks at acquisition date.
(b)	Adjustment reflects the fair value adjustment of the available-for-sale portfolio at acquisition date.
(c)	Adjustment reflects the fair value adjustment of the acquired loan portfolio at the acquisition date.
(d)	Adjustment reflects the elimination of PSB’s allowance for loan losses.
(e)	Adjustment reflects the fair value adjustment on PSB’s offices.
(f)	Adjustment reflects the recording of the net deferred tax asset (liability) created by the purchase adjustments.
(g)	Adjustment reflects the recording of the core deposit intangible asset.
(h)	Adjustment reflects the fair value adjustment of the time deposits at acquisition date.
(i)	Adjustment reflects the fair value adjustment for other liabilities.

Consideration:
Number of shares of PSB common stock outstanding at October 31, 2018	3,706
Per share exchange ratio	60

Number of shares of RFC common stock issued	222,360
RFC common stock price per share on October 31, 2018	$27

Fair value of RFC common stock issued	$6,003

Number of shares of PSB common stock outstanding at October 31, 2018	3,706
Cash consideration each PSB share is entitled to receive	$6,610

Total cash consideration (in thousands)	$24,497

Total stock consideration (in thousands)	$6,003
Total cash consideration (in thousands)	24,497

Total purchase price for PSB (in thousands)	$30,500

Summary of Unaudited Pro Forma Information

The following unaudited supplemental pro forma information is presented to show estimated results assuming PSB was acquired as of the beginning of the earliest period presented. These unaudited pro forma results are not necessarily indicative of the operating results the Company would have achieved had it completed the acquisition as of January 1, 2017 and should not be considered as representative of future operating results (amounts in thousands).

For The Year Ended December 31,
2017
Net interest income—pro forma (unaudited)	$34,521
Net earnings—pro forma (unaudited)	$9,219
Diluted earnings per common share—pro forma (unaudited)	$1.71

Summary of Loans at Acquisition Date Fair Value

Loans at the acquisition date are presented in the following table at fair value (amounts in thousands).

	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loans
Residential real estate	$342	$19,092	$19,434
Commercial real estate	463	13,521	13,984
Construction and land development	158	4,140	4,298
Commercial	2	11,194	11,196
Consumer	95	6,212	6,307

Total loans	$1,060	$54,159	$55,219

Summary of Loans at Acquisition Date Gross Contractual Amount Receivable

Loans at the acquisition date are presented in the following table at the gross contractual amount receivable (amounts in thousands).

	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loans
Residential real estate	$388	$19,122	$19,510
Commercial real estate	669	13,656	14,325
Construction and land development	202	4,172	4,374
Commercial	2	11,339	11,341
Consumer	99	6,285	6,384

Total loans	$1,360	$54,574	$55,934